ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2018
ACCRUED LIABILITIES [Abstract]
Accrued Liabilities
All amounts in USD ‘000	September 30, 2018	December 31, 2017
Accrued Interest	2,475	1,031
Accrued Expenses	6,922	10,208
Total	9,397	11,239